Schedule of investments
Delaware Covered Call Strategy Fund
June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 102.42%♦
Communication Services — 5.36%
Alphabet Class A ~, †	45,200	$ 5,410,440
		5,410,440
Consumer Discretionary — 14.03%
Amazon.com ~, †	20,000	2,607,200
Booking Holdings ~, †	1,600	4,320,528
Home Depot ~	14,900	4,628,536
Tesla ~, †	9,900	2,591,523
		14,147,787
Consumer Staples — 5.63%
Costco Wholesale ~	7,000	3,768,660
Philip Morris International ~	19,600	1,913,352
		5,682,012
Energy — 7.04%
Chevron ~	21,800	3,430,230
Exxon Mobil ~	34,200	3,667,950
		7,098,180
Financials — 15.35%
Allstate ~	17,400	1,897,296
Bank of America ~	78,500	2,252,165
BlackRock ~	4,700	3,248,358
JPMorgan Chase & Co. ~	23,700	3,446,928
Mastercard Class A ~	11,800	4,640,940
		15,485,687
Healthcare — 9.35%
Bristol-Myers Squibb ~	26,300	1,681,885
Medtronic ~	39,400	3,471,140
UnitedHealth Group ~	8,900	4,277,696
		9,430,721
Industrials — 9.93%
Honeywell International ~	11,900	2,469,250
Lockheed Martin ~	6,300	2,900,394
Raytheon Technologies ~	24,900	2,439,204
Union Pacific ~	10,800	2,209,896
		10,018,744
Information Technology — 31.62%
Apple ~	49,800	9,659,706
Broadcom ~	5,600	4,857,608
Micron Technology ~	28,900	1,823,879
Microsoft ~	27,300	9,296,742
NVIDIA ~	9,200	3,891,784
Texas Instruments ~	13,100	2,358,262
		31,887,981
Real Estate — 2.15%
Digital Realty Trust ~	19,000	2,163,530
		2,163,530
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Utilities — 1.96%
NextEra Energy ~	26,600	$ 1,973,720
		1,973,720
Total Common Stocks (cost $66,836,377)		103,298,802

Short-Term Investments — 1.64%
Money Market Mutual Funds — 1.64%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	412,827	412,827
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	412,829	412,829
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	412,829	412,829
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	412,829	412,829
Total Short-Term Investments (cost $1,651,314)		1,651,314
Total Value of Securities Before Options Written—104.06% (cost $68,487,691)		104,950,116
	Number of contracts
Options Written — (3.89%)
Equity Call Options — (3.89%)
Allstate, strike price $125, expiration date 7/21/23, notional amount $(2,175,000)	(174)	(1,740)
Alphabet, strike price $130, expiration date 7/21/23, notional amount $(5,876,000)	(452)	(13,334)
Amazon.com, strike price $130, expiration date 8/18/23, notional amount $(2,600,000)	(200)	(140,500)
NQ- QCV [0623] 0823 (3054867)    1

Schedule of investments
Delaware Covered Call Strategy Fund   (Unaudited)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Apple, strike price $170, expiration date 8/18/23, notional amount $(8,466,000)	(498)	$ (1,263,675)
Bank of America, strike price $30, expiration date 7/21/23, notional amount $(2,355,000)	(785)	(22,765)
BlackRock, strike price $720, expiration date 7/21/23, notional amount $(1,008,000)	(14)	(8,050)
BlackRock, strike price $740, expiration date 8/18/23, notional amount $(2,442,000)	(33)	(18,810)
Booking Holdings, strike price $2,700, expiration date 8/18/23, notional amount $(4,320,000)	(16)	(189,120)
Bristol-Myers Squibb, strike price $67.5, expiration date 7/21/23, notional amount $(1,775,250)	(263)	(1,578)
Broadcom, strike price $880, expiration date 8/18/23, notional amount $(4,928,000)	(56)	(171,360)
Chevron, strike price $165, expiration date 8/18/23, notional amount $(3,597,000)	(218)	(43,818)
Costco Wholesale, strike price $510, expiration date 7/21/23, notional amount $(3,570,000)	(70)	(215,250)
Digital Realty Trust, strike price $120, expiration date 7/21/23, notional amount $(2,280,000)	(190)	(12,350)
Exxon Mobil, strike price $110, expiration date 7/21/23, notional amount $(3,762,000)	(342)	(34,713)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Home Depot, strike price $300, expiration date 7/21/23, notional amount $(4,470,000)	(149)	$ (193,327)
Honeywell International, strike price $210, expiration date 7/21/23, notional amount $(2,499,000)	(119)	(21,718)
JPMorgan Chase & Co., strike price $145, expiration date 8/18/23, notional amount $(3,436,500)	(237)	(100,132)
Lockheed Martin, strike price $465, expiration date 9/15/23, notional amount $(2,929,500)	(63)	(82,845)
Mastercard, strike price $390, expiration date 8/18/23, notional amount $(4,602,000)	(118)	(162,545)
Medtronic, strike price $92.5, expiration date 7/21/23, notional amount $(3,644,500)	(394)	(5,910)
Micron Technology, strike price $75, expiration date 7/21/23, notional amount $(2,167,500)	(289)	(1,590)
Microsoft, strike price $350, expiration date 8/18/23, notional amount $(9,555,000)	(273)	(249,112)
NextEra Energy, strike price $77.5, expiration date 7/21/23, notional amount $(2,061,500)	(266)	(7,980)
NVIDIA, strike price $415, expiration date 9/15/23, notional amount $(3,818,000)	(92)	(386,630)
Philip Morris International, strike price $95, expiration date 7/21/23, notional amount $(1,862,000)	(196)	(71,540)

2    NQ- QCV [0623] 0823 (3054867)

(Unaudited)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Raytheon Technologies, strike price $100, expiration date 8/18/23, notional amount $(2,490,000)	(249)	$ (42,953)
Tesla, strike price $265, expiration date 8/18/23, notional amount $(2,623,500)	(99)	(198,247)
Texas Instruments, strike price $180, expiration date 7/21/23, notional amount $(2,358,000)	(131)	(48,143)
Union Pacific, strike price $205, expiration date 8/18/23, notional amount $(2,214,000)	(108)	(71,820)
UnitedHealth Group, strike price $480, expiration date 8/18/23, notional amount $(4,272,000)	(89)	(145,070)
Total Options Written (premium received $3,374,173)		(3,926,625)

Liabilities Net of Receivables and Other Assets—(0.17%)		(168,719)
Net Assets Applicable to 8,044,928 Shares Outstanding—100.00%		$100,854,772

♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
~	All or portion of the security has been pledged as collateral with outstanding options written.
†	Non-income producing security.

NQ- QCV [0623] 0823 (3054867)    3